UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07577

                  WM Strategic Asset Management Portfolios, LLC
               (Exact name of registrant as specified in charter)

                         1201 Third Avenue, 22nd Floor,
                          Seattle, WA 98101 (Address of
                     principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                       Date of fiscal year end: October 31

                     Date of reporting period: July 31, 2006


PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 INVESTMENT COMPANY SECURITIES -- 99.8%

   EQUITY FUNDS -- 24.4%
   1,894,496   WM Equity Income Fund ............  $    40,050
   2,078,911   WM Growth & Income Fund ..........       53,469
   3,797,930   WM Growth Fund ...................       60,957
   1,246,980   WM Mid Cap Stock Fund ............       24,491
     470,814   WM REIT Fund .....................        9,284
     611,467   WM Small Cap Growth Fund+ ........        8,585
     797,720   WM Small Cap Value Fund ..........        9,397
     271,757   WM West Coast Equity Fund ........       11,050
                                                   -----------
               Total Equity Funds
                  (Cost $160,209) ...............      217,283
                                                   -----------

   FIXED-INCOME FUNDS -- 75.4%
   6,883,800   WM High Yield Fund ...............       58,581
  25,040,852   WM Income Fund ...................      224,116
  46,353,448   WM Short Term Income Fund ........      106,613
  27,180,410   WM U.S. Government Securities Fund      282,676
                                                   -----------
               Total Fixed-Income Funds
                  (Cost $682,789) ...............      671,986
                                                   -----------
               Total Investment Company Securities
                  (Cost $842,998) ...............      889,269
                                                   -----------

    PRINCIPAL
     AMOUNT
     (000S)
     ------

 REPURCHASE AGREEMENT -- 0.2%
   (COST $1,351)
$      1,351   Agreement with Morgan Stanley,
                  5.240% dated 07/31/2006, to be
                  repurchased at $1,351,000 on
                  08/01/2006 (collateralized by U.S.
                  Treasury Note, 4.250% due
                  01/15/2010, market value
                  $1,393,000) ...................        1,351
                                                   -----------
TOTAL INVESTMENTS (Cost $844,349*) .......  100.0%     890,620
OTHER ASSETS (LIABILITIES) (NET) .........    0.0          339
                                            -----  -----------
NET ASSETS ...............................  100.0% $   890,959
                                            =====  ===========

-----------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.


CONSERVATIVE BALANCED PORTFOLIO
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 INVESTMENT COMPANY SECURITIES -- 99.7%

   EQUITY FUNDS -- 43.1%
   2,752,120   WM Equity Income Fund ............  $    58,180
   1,978,837   WM Growth & Income Fund ..........       50,896
   3,720,686   WM Growth Fund ...................       59,717
   2,721,749   WM International Growth Fund .....       33,505
   1,078,753   WM Mid Cap Stock Fund ............       21,187
     676,998   WM REIT Fund .....................       13,350
     476,428   WM Small Cap Growth Fund+ ........        6,689
     636,135   WM Small Cap Value Fund ..........        7,493
     603,594   WM West Coast Equity Fund ........       24,542
                                                   -----------
               Total Equity Funds
                  (Cost $221,878) ...............      275,559
                                                   -----------

   FIXED-INCOME FUNDS -- 56.6%
   4,370,728   WM High Yield Fund ...............       37,195
  12,987,641   WM Income Fund ...................      116,240
  16,020,345   WM Short Term Income Fund ........       36,847
  16,515,409   WM U.S. Government Securities Fund      171,760
                                                   -----------
               Total Fixed-Income Funds
                  (Cost $370,278) ...............      362,042
                                                   -----------
               Total Investment Company Securities
                  (Cost $592,156) ...............      637,601
                                                   -----------

    PRINCIPAL
     AMOUNT
     (000S)
     ------

 REPURCHASE AGREEMENT -- 0.3% (COST $1,996)
$      1,996   Agreement with Morgan Stanley,
                  5.240% dated 07/31/2006, to be
                  repurchased at $1,996,000 on
                  08/01/2006 (collateralized by U.S.
                  Treasury Note, 4.250% due
                  01/15/2010, market value
                  $2,058,000) ...................        1,996
                                                   -----------
TOTAL INVESTMENTS (Cost $594,152*) ........ 100.0%     639,597
OTHER ASSETS (LIABILITIES) (NET) ..........   0.0          (79)
                                            -----  -----------
NET ASSETS ................................ 100.0% $   639,518
                                            =====  ===========

-------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.





                     See Notes to Portfolio of Investments.                    1

PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 INVESTMENT COMPANY SECURITIES -- 99.6%

   EQUITY FUNDS -- 65.5%
  26,383,013   WM Equity Income Fund ............  $   557,737
  21,233,085   WM Growth & Income Fund ..........      546,115
  42,416,242   WM Growth Fund ...................      680,781
  30,105,721   WM International Growth Fund .....      370,601
  11,641,132   WM Mid Cap Stock Fund ............      228,632
   7,390,853   WM REIT Fund .....................      145,748
   5,751,117   WM Small Cap Growth Fund+ ........       80,746
   7,582,563   WM Small Cap Value Fund ..........       89,322
   6,548,019   WM West Coast Equity Fund ........      266,242
                                                   -----------
               Total Equity Funds
                  (Cost $2,409,404) .............    2,965,924
                                                   -----------

   FIXED-INCOME FUNDS -- 34.1%
  25,088,475   WM High Yield Fund ...............      213,503
  53,878,627   WM Income Fund ...................      482,214
  19,327,307   WM Short Term Income Fund ........       44,453
  77,513,696   WM U.S. Government Securities Fund      806,142
                                                   -----------
               Total Fixed-Income Funds
                  (Cost $1,569,953) .............    1,546,312
                                                   -----------
               Total Investment Company Securities
                  (Cost $3,979,357) .............    4,512,236
                                                   -----------

    PRINCIPAL
     AMOUNT
     (000S)
     -----

 REPURCHASE AGREEMENT -- 0.5% (COST $21,383)
$     21,383   Agreement with Morgan Stanley,
                  5.240% dated 07/31/2006, to be
                  repurchased at $21,386,000 on
                  08/01/2006 (collateralized by U.S.
                  Treasury Note, 4.250% due
                  01/15/2010, market value
                  $22,043,000) ..................       21,383
                                                   -----------
TOTAL INVESTMENTS (Cost $4,000,740*) ...... 100.1%   4,533,619
OTHER ASSETS (LIABILITIES) (NET) ..........  (0.1)      (3,923)
                                            -----  -----------
NET ASSETS ................................ 100.0% $ 4,529,696
                                            =====  ===========

-------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.


CONSERVATIVE GROWTH PORTFOLIO
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 INVESTMENT COMPANY SECURITIES -- 100.0%

   EQUITY FUNDS -- 85.6%
  28,716,137   WM Equity Income Fund ............  $   607,059
  23,007,588   WM Growth & Income Fund ..........      591,755
  42,949,703   WM Growth Fund ...................      689,343
  30,477,200   WM International Growth Fund .....      375,174
  12,269,574   WM Mid Cap Stock Fund ............      240,975
   8,104,583   WM REIT Fund .....................      159,822
   6,543,442   WM Small Cap Growth Fund+ ........       91,870
   8,647,473   WM Small Cap Value Fund ..........      101,867
   6,998,682   WM West Coast Equity Fund ........      284,567
                                                   -----------
               Total Equity Funds
                  (Cost $2,603,310) .............    3,142,432
                                                   -----------

   FIXED-INCOME FUNDS -- 14.4%
  11,440,901   WM High Yield Fund ...............       97,362
  16,667,034   WM Income Fund ...................      149,170
  27,150,861   WM U.S. Government Securities Fund      282,369
                                                   -----------
               Total Fixed-Income Funds
                  (Cost $528,082) ...............      528,901
                                                   -----------
               Total Investment Company Securities
                  (Cost $3,131,392) .............    3,671,333
                                                   -----------

    PRINCIPAL
     AMOUNT
     (000S)
     ------

 REPURCHASE AGREEMENT -- 0.1% (COST $2,401)
$      2,401   Agreement with Morgan Stanley,
                  5.240% dated 07/31/2006, to be
                  repurchased at $2,401,000 on
                  08/01/2006 (collateralized by U.S.
                  Treasury Note, 4.250% due
                  01/15/2010, market value
                  $2,475,000) ...................        2,401
                                                   -----------
TOTAL INVESTMENTS (Cost $3,133,793*) .....  100.1%   3,673,734
OTHER ASSETS (LIABILITIES) (NET) .........   (0.1)      (4,264)
                                            -----  -----------
NET ASSETS ...............................  100.0% $ 3,669,470
                                            =====  ===========

-------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.


2                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
STRATEGIC GROWTH PORTFOLIO
July 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                      VALUE
     SHARES                                           (000S)
    -------                                           -----

 INVESTMENT COMPANY SECURITIES -- 100.0%

   EQUITY FUNDS -- 95.8%
  18,388,162   WM Equity Income Fund ............  $   388,726
  14,813,426   WM Growth & Income Fund ..........      381,001
  30,695,375   WM Growth Fund ...................      492,661
  21,055,989   WM International Growth Fund .....      259,199
   9,070,170   WM Mid Cap Stock Fund ............      178,138
   4,854,793   WM REIT Fund .....................       95,737
   4,302,818   WM Small Cap Growth Fund+ ........       60,412
   5,610,358   WM Small Cap Value Fund ..........       66,090
   4,818,406   WM West Coast Equity Fund ........      195,916
                                                   -----------
               Total Equity Funds
                  (Cost $1,806,112) .............    2,117,880
                                                   -----------

   FIXED-INCOME FUNDS -- 4.2%
   (COST $86,798)
  11,011,431   WM High Yield Fund ...............       93,707
                                                   -----------
               Total Investment Company Securities
                  (Cost $1,892,910) .............    2,211,587
                                                   -----------

    PRINCIPAL
     AMOUNT
     (000S)
     ------

 REPURCHASE AGREEMENT -- 0.1% (COST $1,531)
$      1,531   Agreement with Morgan Stanley,
                  5.240% dated 07/31/2006, to be
                  repurchased at $1,531,000 on
                  08/01/2006 (collateralized by U.S.
                  Treasury Note, 4.250% due
                  01/15/2010, market value
                  $1,578,000) ...................        1,531
                                                   -----------
TOTAL INVESTMENTS (Cost $1,894,441*) ...... 100.1%   2,213,118
OTHER ASSETS (LIABILITIES) (NET) ..........  (0.1)      (2,099)
                                            -----  -----------
NET ASSETS ................................ 100.0% $ 2,211,019
                                            =====  ===========

--------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.





                     See Notes to Portfolio of Investments.                    3

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS
--------------------------------------------------------------------------------

1.   VALUATION AND INVESTMENT PRACTICES


PORTFOLIO VALUATION:
Investments in the Underlying Funds are valued at net asset value per Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.



REPURCHASE AGREEMENTS:
Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Portfolio's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Advisor, acting under the supervision of the Board of Trustees of the LLC, reviews the value of the collateral and the creditworthiness of those banks and broker/dealers with whom each Portfolio enters into repurchase agreements.



SECURITIES TRANSACTIONS:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.

2. UNREALIZED APPRECIATION/(DEPRECIATION)
At July 31, 2006, the aggregate gross unrealized appreciation and depreciation on a tax basis are as follows:


                                                                         (IN THOUSANDS)
                                            ---------------------------------------------------------------------------
                                              FLEXIBLE     CONSERVATIVE                  CONSERVATIVE      STRATEGIC
                                               INCOME        BALANCED        BALANCED       GROWTH            GROWTH
                                             PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO        PORTFOLIO
                                             ---------     -----------    -----------    ----------      -----------
Tax basis unrealized appreciation            $  64,228     $    57,154    $   571,481    $  549,925      $   326,256
Tax basis unrealized depreciation              (17,957)        (11,709)       (38,602)       (9,984)          (7,579)
                                             ---------     -----------    -----------    ----------      -----------
Net tax basis unrealized appreciation        $  46,271     $    45,445    $   532,879    $  539,941      $   318,677
                                             =========     ===========    ===========    ==========      ===========



3.   SUBSEQUENT EVENTS
On July 25, 2006, Washington Mutual, the parent of the Advisor, Distributor, and Transfer Agent, announced that it had entered into an agreement with Principal Financial Group to sell the Advisor, Distributor, and Transfer Agent to Principal Management Corporation, subject to, among other things, approval by the Trustees and shareholders of the Portfolios of the mergers of various Portfolios into funds advised by Principal Management Corporation. The Trustees of the Portfolios are currently considering proposals relating to such mergers. If approved by the Trustees, each such merger would be subject to approval by the shareholders of the relevant Portfolios, which would be sought through a proxy statement.


                                                                               4